Net Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) losses
Net other operating income includes the following:

Year ended Dec. 31	2020	2019	2018
Coal supply agreement	29	—	—
Alberta Off-Coal Agreement	(40)	(40)	(40)
Insurance recoveries	—	(10)	(7)
Other expenses	—	1	—
Net other operating income	(11)	(49)	(47)